As Filed with the Securities and Exchange Commission on February 1, 2013

File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 58
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59

CNI CHARTER FUNDS
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on February 15, 2013, pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on pursuant to Rule 485(a)(1)

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please Send Copy of Communications to:

MICHAEL GLAZER
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A for CNI Charter Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 15, 2013, the effectiveness of Post-Effective Amendment No. 54 (“PEA No. 54”), which was filed with the Commission via EDGAR Accession No. 0001398344-12-003655 on November 21, 2012, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 54 by means of this filing, Parts A, B and C of PEA No. 54 are incorporated herein by reference.

 PART A – PROSPECTUS

The Prospectus for the Dividend & Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, and Emerging Markets Fund is incorporated herein by reference to Part A of PEA No. 54.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Dividend & Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, and Emerging Markets Fund is incorporated herein by reference to Part B of PEA No. 54.

PART C – OTHER INFORMATION

The Part C for the Dividend & Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, and Emerging Markets Fund is incorporated herein by reference to Part C of PEA No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, CNI Charter Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 1st day of February, 2013.

CNI CHARTER FUNDS
By:	/s/ Richard Gershen
Richard Gershen
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on February 1, 2013.

/s/ Richard Gershen	President &
Richard Gershen	Chief Executive Officer

/s/ Eric Kleinschmidt	Controller &
Eric Kleinschmidt	Chief Operating Officer

Irwin G. Barnet*	Trustee
Irwin G. Barnet

Vernon C. Kozlen *	Trustee
Vernon C. Kozlen

Victor Meschures*	Trustee
Victor Meschures

William R. Sweet*	Trustee
William R. Sweet

James R. Wolford*	Trustee
James R. Wolford

* By:	/s/ Richard Gershen
Richard Gershen, Attorney–in–Fact
pursuant to Power of Attorney